CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2021	¥ 3,103,144		¥ 3,078,718	¥ 221,111	¥ 221,111	¥ 259,361	¥ 259,361	¥ 2,744,588		¥ 2,744,803	¥ (84,650)		¥ (109,291)	¥ (111,954)	¥ (111,954)	¥ 3,028,456		¥ 3,004,030	¥ 74,688		¥ 74,688
Beginning Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021		¥ 215							¥ 215								¥ 215			¥ 0
Beginning Balance (Accounting Standards Update 2018-12) at Mar. 31, 2021		¥ (24,641)										¥ (24,641)					¥ (24,641)			¥ 0
Contribution to subsidiaries	40,514															0			40,514
Transaction with noncontrolling interests	(1,009)					1,593					(1,475)					118			(1,127)
Comprehensive income, net of tax:
Net income (loss)	322,853							317,376								317,376			5,477
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(56,684)										(56,684)					(56,684)			0
Impact of changes in policy liability discount rate	62,177										62,177					62,177			0
Net change of debt valuation adjustments	(337)										(337)					(337)			0
Net change of defined benefit pension plans	13,002										13,001					13,001			1
Net change of foreign currency translation adjustments	105,693										99,842					99,842			5,851
Net change of unrealized gains on derivative instruments	15,070										14,262					14,262			808
Total other comprehensive income	138,921															132,261			6,660
Total comprehensive income (loss)	461,774															449,637			12,137
Cash dividends	(115,625)							(99,395)								(99,395)			(16,230)
Acquisition of treasury stock	(50,001)													(50,001)		(50,001)			0
Disposal of treasury stock	115					(168)								283		115			0
Cancellation of treasury stock	0							(48,226)						48,226		0			0
Other, net	(308)					(307)								(1)		(308)			0
Ending Balance at Mar. 31, 2022	3,414,178			221,111		260,479		2,914,558			21,495			(113,447)		3,304,196			109,982
Contribution to subsidiaries	3,451															0			3,451
Transaction with noncontrolling interests	(60,410)					(28,048)					4,396					(23,652)			(36,758)
Comprehensive income, net of tax:
Net income (loss)	296,901							290,340								290,340			6,561
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(110,142)										(110,142)					(110,142)			0
Impact of changes in policy liability discount rate	126,980										126,980					126,980			0
Net change of debt valuation adjustments	54										54					54			0
Net change of defined benefit pension plans	4,448										4,455					4,455			(7)
Net change of foreign currency translation adjustments	94,732										91,095					91,095			3,637
Net change of unrealized gains on derivative instruments	19,670										17,802					17,802			1,868
Total other comprehensive income	135,742															130,244			5,498
Total comprehensive income (loss)	432,643															420,584			12,059
Cash dividends	(124,309)							(106,290)								(106,290)			(18,019)
Acquisition of treasury stock	(52,071)													(52,071)		(52,071)			0
Disposal of treasury stock	17					(85)								102		17			0
Cancellation of treasury stock	0							(44,160)						44,160		0			0
Other, net	823					823										823			0
Ending Balance at Mar. 31, 2023	3,614,322			221,111		233,169		3,054,448			156,135			(121,256)		3,543,607			70,715
Contribution to subsidiaries	18,357															0			18,357
Transaction with noncontrolling interests	(3,549)					86					(165)					(79)			(3,470)
Comprehensive income, net of tax:
Net income (loss)	338,450							346,132								346,132			(7,682)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(67,772)										(67,772)					(67,772)			0
Impact of changes in policy liability discount rate	93,269										93,269					93,269			0
Net change of debt valuation adjustments	(191)										(191)					(191)			0
Net change of defined benefit pension plans	13,293										13,287					13,287			6
Net change of foreign currency translation adjustments	173,101										168,285					168,285			4,816
Net change of unrealized gains on derivative instruments	(5,875)										(5,700)					(5,700)			(175)
Total other comprehensive income	205,825															201,178			4,647
Total comprehensive income (loss)	544,275															547,310			(3,035)
Cash dividends	(101,968)							(99,900)								(99,900)			(2,068)
Acquisition of treasury stock	(50,001)													(50,001)		(50,001)			0
Disposal of treasury stock	50					(227)								277		50			0
Cancellation of treasury stock	0					(49)		(40,951)						41,000		0			0
Other, net	479					478		1								479			0
Ending Balance at Mar. 31, 2024	¥ 4,021,965			¥ 221,111		¥ 233,457		¥ 3,259,730			¥ 357,148			¥ (129,980)		¥ 3,941,466			¥ 80,499